Property and Equipment - Schedule of Depreciation Expenses (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Depreciation Expenses [Line Items]
Total depreciation	$ 784,783	$ 913,878
General and Administrative Expenses [Member]: us-gaap:CostOfRevenue
Schedule of Depreciation Expenses [Line Items]
Total depreciation	631,233	834,319
General and Administrative Expenses [Member]: us-gaap:GeneralAndAdministrativeExpense
Schedule of Depreciation Expenses [Line Items]
Total depreciation	$ 153,550	$ 79,559